VARIABLE INTEREST ENTITIES ("VIEs") - Narrative (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2015	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Jul. 12, 2018 USD ($)
Variable Interest Entity [Line Items]
Interest expense		$ 68,855,000	$ 79,791,000	$ 80,650,000
Net cash used in financing activities		(151,724,000)	(189,288,000)	(272,211,000)
Investment in affiliate		185,562,000	193,270,000
PT Pesona
Variable Interest Entity [Line Items]
Dividends		$ 0	0	0
Hilli LLC
Variable Interest Entity [Line Items]
Percentage of voting interests acquired		50.00%			50.00%
Hilli LLC
Variable Interest Entity [Line Items]
Equity method investment, aggregate cost					$ 658,000,000
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Annual option to repurchase vessel at fixed, pre-determined amounts, period post commencement of bareboat charter		3 years
Interest expense		$ 5,700,000	7,600,000	8,000,000.0
Net cash used in financing activities		$ 22,100,000	$ 20,100,000	12,800,000
Variable Interest Entity, Primary Beneficiary | Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Number of vessels | vessel		1	1
Lease term	10 years
Hilli LLC
Variable Interest Entity [Line Items]
Investment in affiliate		$ 185,562,000	$ 193,270,000	$ 206,180,000